NOTE 13: ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Note 9 Accounts Payable And Accrued Liabilities
Trade payables and accrued liabilities	$ 1,920,840	$ 1,337,253
Payroll liabilities	1,521,885	537,737
Accounts payable and accrued liabilities	$ 3,442,725	$ 1,874,990